Leases - Contractual Future Lease Obligations (Details) $ in Millions	Dec. 31, 2023 USD ($)
Operating Leases
2024	$ 377
2025	295
2026	245
2027	196
2028	144
Thereafter	360
Total lease payments	1,617
Amounts representing interest	(211)
Lease liabilities	1,406
Finance Leases
2024	41
2025	38
2026	36
2027	22
2028	8
Thereafter	23
Total lease payments	168
Amounts representing interest	(18)
Lease liabilities	$ 150